Employee Benefit Plans (Postretirement Benefit Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning Balance, Plan Assets	$ 32,738
Ending Balance, Plan Assets	31,011	$ 32,738
Noncurrent liability				$ 6,022	$ 6,681
Current year actuarial loss	(284)	(4,362)	$ 3,987
Current year prior service cost/credit	37	5	225
Other Postretirement Benefit Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning Balance, Benefit Obligation	952	987
Service cost	3	3
Interest cost	34	41
Actuarial loss	0	7
Total benefits paid	104	107
Other	5	21
Ending Balance, Benefit Obligation	890	952	987
Beginning Balance, Plan Assets	0	0
Employer Contributions	84	85
Benefits paid from plan assets	104	107
Other	20	22
Ending Balance, Plan Assets	0	0	0
Benefit obligations	952	987	987	890	952
Funded status of plan				(890)	(952)
Current liability				84	89
Noncurrent liability				806	863
Net amount recognized				(890)	(952)
Net actuarial gain				109	113
Prior service (credit) cost				(1)	1
Net amount recognized				$ (110)	$ (112)
Service Cost	3	3	3
Interest cost	34	41	38
Amortization of prior service credit	0	(1)	(10)
Recognized actuarial net gain	4	4	4
Net settlement and curtailment gain	1	0	0
Net periodic pension cost	32	$ 39	$ 27
Current year actuarial loss	(1)
Current year prior service cost/credit	(2)
Amortization of actuarial net gain	4
Other	(1)
Total recognized in other comprehensive loss	2
Net recognized in net periodic other postretirement benefit cost and other comprehensive loss	$ 34
Discount rate, benefit obligation				4.00%	3.80%
Discount rate, net cost	3.80%	4.40%	3.60%
Health care cost trend rate assumed for next year	6.50%	7.00%
Rate that the cost trend rate gradually declines to	5.00%	5.00%
Year that the rate reaches the rate it is assumed to remain at				2022	2019
Effect on total service and interest cost, increase	$ 2
Effect on total service and interest cost, decrease	2
Effect on postretirement benefit obligation, increase	57
Effect on postretirement benefit obligation, decrease	$ 48